VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment
Movements in the three years ended December 31, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2009	799,023	(120,329)	678,694
Purchase of vessels and equipment	207,772	—
Transfers from Newbuildings	499,154	—
Transfers from vessels under capital lease	112,571	—
Other movements	(1,228)	1,145
Depreciation	—	(60,023)
Disposal of vessels and equipment	(8,452)	491
Balance at December 31, 2010	1,608,840	(178,716)	1,430,124
Purchase of vessels and equipment	56,591	—
Transfers from vessels under capital lease	53,733	—
Disposal of vessels to Frontline 2012	(927,009)	62,144
Disposal of vessels and equipment (excluding to Frontline 2012)	(332,495)	156,560
Other movements	(348)	179
Depreciation	—	(65,744)
Impairment loss	—	(121,443)
Balance at December 31, 2011	459,312	(147,020)	312,292
Purchase of vessels and equipment	730	—
Disposal of vessels and equipment	(51,960)	40,290
Other movements	443	(341)
Depreciation	—	(18,508)
Balance at December 31, 2012	408,525	(125,579)	282,946